Pension and other post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Actuarial Assumptions [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of expenses on post-employment benefit [text block]
Income statement – expenses related to pension and other post-employment benefit plans
CHF million	31.12.17	31.12.16	31.12.15
Net periodic expenses for defined benefit plans	471	435	569
of which: related to major pension plans[1]	452	412	546
of which: Swiss plan[2]	406	381	515
of which: UK plan	14	(2)	18
of which: US and German plans	31	33	12
of which: related to post-employment medical insurance plans[3]	3	4	4
of which: UK plan	1	1	1
of which: US plans	2	3	2
of which: related to remaining plans and other expenses[4]	17	19	19
Expenses for defined contribution plans[5]	239	236	239
of which: UK plans	71	77	86
of which: US plan	108	106	100
of which: remaining plans	59	53	53
Total pension and other post-employment benefit plan expenses[6]	710	670	808
1 Refer to Note 26a for more information. 2 The increase in net periodic pension expenses for the Swiss pension plan between 2017 and 2016 related primarily to lower curtailments, partly offset by lower expenses due to changes in demographic and financial assumptions. 3 Refer to Note 26b for more information. 4 Other expenses include differences between actual and estimated performance award accruals and net accrued pension expenses related to restructuring. 5 Refer to Note 26c for more information. 6 Refer to Note 6.

Disclosure of Other comprehensive income gains/(losses) on defined benefit plans [text block]
Other comprehensive income – gains / (losses) on defined benefit plans
CHF million	31.12.17	31.12.16	31.12.15
Major pension plans[1]	245	(837)	339
of which: Swiss plan	(78)	(105)	58
of which: UK plan	295	(610)	317
of which: US and German plans	28	(122)	(35)
Post-employment medical insurance plans[2]	1	(13)	(3)
of which: UK plan	1	(6)	6
of which: US plans	0	(7)	(9)
Remaining plans	31	(26)	(14)
Gains / (losses) recognized in other comprehensive income, before tax	277	(876)	322
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	11	52	(19)
Gains / (losses) recognized in other comprehensive income, net of tax[3]	288	(824)	304
of which: attributable to shareholders	288	(824)	298
of which: attributable to non-controlling interests	0	0	5
1 Refer to Note 26a for more information. 2 Refer to Note 26b for more information. 3 Refer to the “Statement of comprehensive income.”

Disclosure of net defined benefit liability [text block]
Balance sheet – net defined benefit pension and post-employment liability
CHF million	31.12.17	31.12.16
Major pension plans[1]	805	1,140
of which: Swiss plan	0	0
of which: UK plan	268	529
of which: US and German plans[2]	536	611
Post-employment medical insurance plans[3]	86	91
of which: UK plan	26	26
of which: US plans	59	65
Remaining plans	35	35
Total net defined benefit pension and post-employment liability[4]	925	1,266
1 Refer to Note 26a for more information. 2 Of the total liability as of 31 December 2017, CHF 149 million related to US plans and CHF 388 million related to German plans (31 December 2016: CHF 265 million related to US plans and CHF 346 million related to German plans). 3 Refer to Note 26b for more information. 4 Refer to Note 21.

Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Received by UBS
Fees	36	36	33
Paid by UBS
Rent	4	4	5
Dividends, capital repayments and interest	9	15	13

Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS shares and UBS debt instruments
	For the year ended
	31.12.17	31.12.16
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	905	2,427
UBS debt instruments (par values, CHF million)	2	0
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	2,897	1,618
UBS debt instruments (par values, CHF million)	4	0

UBS shares held by pension and other post-employment benefit plans
	31.12.17	31.12.16
Number of shares (in thousands of shares)	16,370	18,363
Fair value (CHF million)	293	293

Major pension plans | Actuarial Assumptions [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit pension plans
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Defined benefit obligation at the beginning of the year	22,865	22,636	3,704	3,350	1,755	1,619	28,325	27,605
Current service cost	448	471	0	0	9	9	456	480
Interest expense	163	240	100	116	61	62	325	419
Plan participant contributions	205	210	0	0	0	0	205	210
Remeasurements	303	477	(82)	922	80	125	301	1,524
of which: actuarial (gains) / losses due to changes in demographic assumptions	6	(659)	(80)	(63)	(5)	3	(79)	(719)
of which: actuarial (gains) / losses due to changes in financial assumptions	145	698	47	1,022	84	107	276	1,827
of which: experience (gains) / losses[1]	152	438	(49)	(37)	2	15	104	416
Curtailments	(49)	(96)	0	0	0	0	(49)	(96)
Benefit payments	(1,098)	(1,074)	(251)	(135)	(107)	(98)	(1,457)	(1,307)
Other movements	(8)	0	0	0	0	19	(8)	19
Foreign currency translation	0	0	179	(549)	(29)	20	150	(529)
Defined benefit obligation at the end of the year	22,828	22,865	3,650	3,704	1,770	1,755	28,248	28,325
of which: amounts owed to active members	10,470	10,419	176	290	248	258	10,894	10,967
of which: amounts owed to deferred members	0	0	1,881	2,210	628	584	2,510	2,794
of which: amounts owed to retirees	12,358	12,446	1,593	1,204	893	913	14,844	14,563
Fair value of plan assets at the beginning of the year	24,614	23,919	3,175	3,400	1,144	997	28,934	28,316
Return on plan assets excluding amounts included in interest income	1,619	824	213	312	108	2	1,939	1,139
Interest income	178	258	86	118	44	44	307	420
Employer contributions	477	486	0	0	97	179	574	665
Plan participant contributions	205	210	0	0	0	0	205	210
Benefit payments	(1,098)	(1,074)	(251)	(135)	(107)	(98)	(1,457)	(1,307)
Administration expenses, taxes and premiums paid	(10)	(10)	0	0	(4)	(6)	(14)	(16)
Foreign currency translation	0	0	159	(520)	(48)	26	111	(494)
Fair value of plan assets at the end of the year	25,984	24,614	3,381	3,175	1,234	1,144	30,599	28,934
Asset ceiling effect at the beginning of the year	1,749	1,283	0	0	0	0	1,749	1,283
Interest expense on asset ceiling effect	13	14	0	0	0	0	13	14
Asset ceiling effect excluding interest expense on asset ceiling effect	1,394	452	0	0	0	0	1,394	452
Asset ceiling effect at the end of the year	3,156	1,749	0	0	0	0	3,156	1,749
Net defined benefit asset / (liability)	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(529)	50	(611)	(622)	(1,140)	(572)
Net periodic expenses recognized in net profit	(406)	(381)	(14)	2	(31)	(33)	(452)	(412)
Gains / (losses) recognized in other comprehensive income	(78)	(105)	295	(610)	28	(122)	245	(837)
Employer contributions	477	486	0	0	97	179	574	665
Other movements	8	0	0	0	0	(19)	8	(19)
Foreign currency translation	0	0	(20)	29	(20)	6	(39)	35
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)

Funded and unfunded plans
Defined benefit obligation from funded plans	22,828	22,865	3,650	3,704	1,291	1,316	27,769	27,885
Defined benefit obligation from unfunded plans	0	0	0	0	479	440	479	440
Plan assets	25,984	24,614	3,381	3,175	1,234	1,144	30,599	28,934
Surplus / (deficit)	3,156	1,749	(268)	(529)	(536)	(611)	2,351	609
Asset ceiling effect	3,156	1,749	0	0	0	0	3,156	1,749
Net defined benefit asset / (liability)	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
Analysis of amounts recognized in net profit
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Current service cost	448	471	0	0	9	9	456	480
Interest expense related to defined benefit obligation	163	240	100	116	61	62	325	419
Interest income related to plan assets	(178)	(258)	(86)	(118)	(44)	(44)	(307)	(420)
Interest expense on asset ceiling effect	13	14	0	0	0	0	13	14
Administration expenses, taxes and premiums paid	10	10	0	0	4	6	14	16
Curtailments	(49)	(96)	0	0	0	0	(49)	(96)
Net periodic expenses recognized in net profit	406	381	14	(2)	31	33	452	412

Analysis of amounts recognized in other comprehensive income (OCI)
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Remeasurement of defined benefit obligation	(303)	(477)	82	(922)	(80)	(125)	(301)	(1,524)
Return on plan assets excluding amounts included in interest income	1,619	824	213	312	108	2	1,939	1,139
Asset ceiling effect excluding interest expense on asset ceiling effect	(1,394)	(452)	0	0	0	0	(1,394)	(452)
Total gains / (losses) recognized in other comprehensive income, before tax	(78)	(105)	295	(610)	28	(122)	245	(837)

Disclosure of maturity analysis of expected benefit payments [text block]
	Swiss plan		UK plan		US and German plans[1]
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Duration of the defined benefit obligation (in years)	15.1	15.1	20.0	22.6	10.6	10.6
Maturity analysis of benefits expected to be paid
CHF million
Benefits expected to be paid within 12 months	1,120	1,140	81	72	105	103
Benefits expected to be paid between 1 and 3 years	2,236	2,204	177	164	212	213
Benefits expected to be paid between 3 and 6 years	3,368	3,394	328	315	321	328
Benefits expected to be paid between 6 and 11 years	5,423	5,439	699	710	558	562
Benefits expected to be paid between 11 and 16 years	4,980	5,041	786	856	501	514
Benefits expected to be paid in more than 16 years	16,757	17,162	4,216	6,064	865	958
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Disclosure of actuarial assumptions [text block]
Principal actuarial assumptions used
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate	0.67	0.73	2.55	2.69	3.14	3.58
Rate of salary increase	1.30	1.30	0.00	0.00	2.83	2.86
Rate of pension increase	0.00	0.00	3.11	3.18	1.50	1.50
Rate of interest credit on retirement savings	0.67	0.73	0.00	0.00	2.56	1.74
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
CHF million	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate
Increase by 50 basis points	(1,432)	(1,435)	(341)	(388)	(88)	(86)
Decrease by 50 basis points	1,627	1,630	391	452	96	94
Rate of salary increase
Increase by 50 basis points	84	86	–[2]	–[2]	1	1
Decrease by 50 basis points	(80)	(79)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	1,181	1,178	370	435	7	6
Decrease by 50 basis points	–[3]	–[3]	(327)	(377)	(6)	(6)
Rate of interest credit on retirement savings
Increase by 50 basis points	260	264	–[4]	–[4]	9	9
Decrease by 50 basis points	(247)	(250)	–[4]	–[4]	(9)	(8)
Life expectancy
Increase in longevity by one additional year	807	796	139	136	47	44
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2017 and as of 31 December 2016, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets

Swiss plan
	31.12.17				31.12.16
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	117	0	117	0	869	0	869	4
Real estate / property
Domestic	0	2,787	2,787	11	0	2,689	2,689	11
Investment funds
Equity
Domestic	650	0	650	3	938	0	938	4
Foreign	7,317	1,298	8,615	33	6,558	1,170	7,728	31
Bonds[1]
Domestic, AAA to BBB–	2,221	0	2,221	9	2,222	0	2,222	9
Foreign, AAA to BBB–	6,214	0	6,214	24	5,877	0	5,877	24
Foreign, below BBB–	563	0	563	2	1,176	0	1,176	5
Real estate
Foreign	0	23	23	0	0	42	42	0
Other	839	3,942	4,781	18	283	2,776	3,059	12
Other investments	0	12	12	0	0	15	15	0
Total fair value of plan assets	17,922	8,061	25,984	100	17,923	6,691	24,614	100

			31.12.17				31.12.16
Total fair value of plan assets			25,984				24,614
of which:[2]
Bank accounts at UBS			117				432
UBS debt instruments			3				5
UBS shares			33				47
Securities lent to UBS[3]			1,979				1,855
Property occupied by UBS			83				83
Derivative financial instruments, counterparty UBS[3]			23				(220)
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e. those made through funds that the pension fund invests in. 3 Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2017 and 31 December 2016. Net of collateral, derivative financial instruments amounted to CHF 11 million as of 31 December 2017 (31 December 2016: CHF 76 million).
Composition and fair value of plan assets (continued)

UK plan
	31.12.17				31.12.16
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	159	0	159	5	133	0	133	4
Bonds[1]
Domestic, AAA to BBB–	1,666	0	1,666	49	1,131	0	1,131	36
Domestic, below BBB–	1	0	1	0	1	0	1	0
Investment funds
Equity
Domestic	31	0	31	1	39	0	39	1
Foreign	1,020	0	1,020	30	984	0	984	31
Bonds[1]
Domestic, AAA to BBB–	625	81	706	21	500	28	528	17
Domestic, below BBB–	21	0	21	1	23	0	23	1
Foreign, AAA to BBB–	143	0	143	4	245	0	245	8
Foreign, below BBB–	56	0	56	2	39	0	39	1
Real estate
Domestic	100	27	128	4	39	72	111	4
Other	(4)	5	1	0	(35)	111	76	2
Other investments[2]	(560)	11	(549)	(16)	(144)	10	(134)	(4)
Total fair value of plan assets	3,257	124	3,381	100	2,955	221	3,175	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.
Composition and fair value of plan assets (continued)

US plans
	31.12.17				31.12.16
	Fair value			Weightedaverageplan assetallocation %	Fair value			Weightedaverageplan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	74	0	74	6	75	0	75	7
Bonds[1]
Domestic, AAA to BBB–	195	0	195	16	158	0	158	14
Domestic, below BBB–	10	0	10	1	13	0	13	1
Foreign, AAA to BBB–	44	0	44	4	42	0	42	4
Foreign, below BBB–	1	0	1	0	1	0	1	0
Investment funds
Equity
Domestic	291	0	291	24	264	0	264	23
Foreign	270	0	270	22	248	0	248	22
Bonds[1]
Domestic, AAA to BBB–	210	0	210	17	218	0	218	19
Domestic, below BBB–	19	0	19	2	18	0	18	2
Foreign, AAA to BBB–	46	0	46	4	42	0	42	4
Foreign, below BBB–	5	0	5	0	5	0	5	0
Real estate
Domestic	0	12	12	1	0	11	11	1
Other	21	0	21	2	19	0	19	2
Insurance contracts	0	17	17	1	0	18	18	2
Asset-backed securities	15	0	15	1	8	0	8	1
Other investments	4	0	4	0	3	0	3	0
Total fair value of plan assets	1,204	30	1,234	100	1,115	29	1,144	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification.

Major pension plans | Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.17	31.12.16	31.12.17	31.12.16
Switzerland	BVG 2015 G with CMI 2016 projections[1]	21.6	21.5	23.0	22.9
UK	S2PA with CMI 2016 projections[2]	23.4	23.7	24.6	25.0
USA	RP2014 WCHA with MP2017 projection scale[3]	22.8	22.9	24.4	24.4
Germany	Dr. K. Heubeck 2005 G	20.3	20.1	22.9	22.8

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.17	31.12.16	31.12.17	31.12.16
Switzerland	BVG 2015 G with CMI 2016 projections[1]	23.4	23.4	24.9	24.9
UK	S2PA with CMI 2016 projections[2]	25.2	25.6	26.5	27.4
USA	RP2014 WCHA with MP2017 projection scale[3]	24.4	24.5	26.0	26.1
Germany	Dr. K. Heubeck 2005 G	24.3	24.2	26.8	26.7
1 In 2016, the mortality table BVG 2015 G with proposed CMI 2016 was used. 2 In 2016, the mortality table S2PA with CMI 2015 projections was used. 3 In 2016, the mortality table RP2014 WCHA with MP2016 projection scale was used.

Post-employment medical insurance plan | Actuarial Assumptions [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Post-employment medical insurance plans
CHF million	UK plan		US plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Post-employment benefit obligation at the beginning of the year	26	25	65	59	91	84
Current service cost	0	0	0	0	0	0
Interest expense	1	1	2	3	3	3
Plan participant contributions	0	0	3	2	3	2
Remeasurements	(1)	6	0	7	(1)	13
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	1	0	(1)	(1)	0
of which: actuarial (gains) / losses due to changes in financial assumptions	(1)	5	2	1	2	6
of which: experience (gains) / losses[1]	0	0	(2)	6	(2)	6
Benefit payments[2]	(1)	(1)	(7)	(7)	(9)	(8)
Foreign currency translation	1	(4)	(3)	1	(1)	(3)
Post-employment benefit obligation at the end of the year	26	26	59	65	86	91
of which: amounts owed to active members	6	6	0	0	6	6
of which: amounts owed to deferred members	0	0	0	0	0	0
of which: amounts owed to retirees	20	21	59	65	79	86
Fair value of plan assets at the end of the year	0	0	0	0	0	0
Net post-employment benefit asset / (liability)	(26)	(26)	(59)	(65)	(86)	(91)

Analysis of amounts recognized in net profit
Current service cost	0	0	0	0	0	0
Interest expense related to post-employment benefit obligation	1	1	2	3	3	3
Net periodic expenses	1	1	2	3	3	4

Analysis of amounts recognized in other comprehensive income (OCI)
Remeasurement of post-employment benefit obligation	1	(6)	0	(7)	1	(13)
Total gains / (losses) recognized in other comprehensive income, before tax	1	(6)	0	(7)	1	(13)
1 Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Benefit payments are funded by employer contributions and plan participant contributions.

Disclosure of actuarial assumptions [text block]
Principal actuarial assumptions used[1]
	UK plan		US plans[2]
In %	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate	2.55	2.69	3.54	3.97
Average health care cost trend rate – initial	5.10	5.10	7.99	7.03
Average health care cost trend rate – ultimate	5.10	5.10	4.50	4.50
1 The assumptions for life expectancies are provided within Note 26a. 2 Represents weighted average assumptions across US plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in post-employment benefit obligation	UK plan		US plans
CHF million	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate
Increase by 50 basis points	(2)	(2)	(3)	(3)
Decrease by 50 basis points	2	2	3	3
Average health care cost trend rate
Increase by 100 basis points	4	4	1	2
Decrease by 100 basis points	(3)	(3)	(1)	(1)
Life expectancy
Increase in longevity by one additional year	2	2	4	5
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

UBS AG | Actuarial Assumptions [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of expenses on post-employment benefit [text block]
Income statement – expenses related to pension and other post-employment benefit plans
CHF million	31.12.17	31.12.16	31.12.15
Net periodic expenses for defined benefit plans	359	433	568
of which: related to major pension plans[1]	347	412	546
of which: Swiss plan[2]	302	381	515
of which: UK plan	14	(2)	18
of which: US and German plans	31	33	12
of which: related to post-employment medical insurance plans[3]	3	4	4
of which: UK plan	1	1	1
of which: US plans	2	3	2
of which: related to remaining plans and other expenses[4]	8	17	19
Expenses for defined contribution plans[5]	232	236	239
of which: UK plans	64	77	86
of which: US plan	108	106	100
of which: remaining plans	59	53	53
Total pension and other post-employment benefit plan expenses[6]	591	669	807
1 Refer to Note 26a for more information. 2 The decrease in net periodic pension expenses for the Swiss pension plan in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. 3 Refer to Note 26b for more information. 4 Other expenses include differences between actual and estimated performance award accruals and net accrued pension expenses related to restructuring. 5 Refer to Note 26c for more information. 6 Refer to Note 6.

Disclosure of Other comprehensive income gains/(losses) on defined benefit plans [text block]
Other comprehensive income – gains / (losses) on defined benefit plans
CHF million	31.12.17	31.12.16	31.12.15
Major pension plans[1]	266	(837)	339
of which: Swiss plan	(56)	(105)	58
of which: UK plan	295	(610)	317
of which: US and German plans	28	(122)	(35)
Post-employment medical insurance plans[2]	1	(13)	(3)
of which: UK plan	1	(6)	6
of which: US plans	0	(7)	(9)
Remaining plans	31	(26)	(14)
Gains / (losses) recognized in other comprehensive income, before tax	299	(876)	322
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	6	52	(19)
Gains / (losses) recognized in other comprehensive income, net of tax[3]	305	(824)	304
1 Refer to Note 26a for more information. 2 Refer to Note 26b for more information. 3 Refer to the “Statement of comprehensive income.”

Disclosure of net defined benefit liability [text block]
Balance sheet – net defined benefit pension and post-employment liability
CHF million	31.12.17	31.12.16
Major pension plans[1]	805	1,140
of which: Swiss plan	0	0
of which: UK plan	268	529
of which: US and German plans[2]	536	611
Post-employment medical insurance plans[3]	86	91
of which: UK plan	26	26
of which: US plans	59	65
Remaining plans	34	34
Total net defined benefit pension and post-employment liability[4]	925	1,266
1 Refer to Note 26a for more information. 2 Of the total liability as of 31 December 2017, CHF 149 million related to US plans and CHF 388 million related to German plans (31 December 2016: CHF 265 million related to US plans and CHF 346 million related to German plans). 3 Refer to Note 26b for more information. 4 Refer to Note 21.

Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Received by UBS AG
Fees	36	36	33
Paid by UBS AG
Rent	4	4	5
Dividends, capital repayments and interest	9	15	13

Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS Group AG shares and UBS AG debt instruments
	For the year ended
	31.12.17	31.12.16
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares)	905	2,427
UBS AG debt instruments (par values, CHF million)	2	0
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares)	2,897	1,618
UBS AG debt instruments (par values, CHF million)	4	0

UBS Group AG shares held by pension and other post-employment benefit plans
	31.12.17	31.12.16
Number of shares (in thousands of shares)	16,370	18,363
Fair value (CHF million)	293	293

UBS AG | Major pension plans | Actuarial Assumptions [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit pension plans
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Defined benefit obligation at the beginning of the year	22,865	22,636	3,704	3,350	1,755	1,619	28,325	27,605
Current service cost	324	471	0	0	9	9	333	480
Interest expense	117	240	100	116	61	62	279	419
Plan participant contributions	155	210	0	0	0	0	155	210
Remeasurements	51	477	(82)	922	80	125	49	1,524
of which: actuarial (gains) / losses due to changes in demographic assumptions	4	(659)	(80)	(63)	(5)	3	(81)	(719)
of which: actuarial (gains) / losses due to changes in financial assumptions	138	698	47	1,022	84	107	269	1,827
of which: experience (gains) / losses[1]	(90)	438	(49)	(37)	2	15	(138)	416
Curtailments	(27)	(96)	0	0	0	0	(27)	(96)
Benefit payments	(767)	(1,074)	(251)	(135)	(107)	(98)	(1,126)	(1,307)
Other movements[2]	(8,682)	0	0	0	0	19	(8,682)	19
Foreign currency translation	0	0	179	(549)	(29)	20	150	(529)
Defined benefit obligation at the end of the year	14,035	22,865	3,650	3,704	1,770	1,755	19,454	28,325
of which: amounts owed to active members	6,437	10,419	176	290	248	258	6,861	10,967
of which: amounts owed to deferred members	0	0	1,881	2,210	628	584	2,510	2,794
of which: amounts owed to retirees	7,598	12,446	1,593	1,204	893	913	10,083	14,563
Fair value of plan assets at the beginning of the year	24,614	23,919	3,175	3,400	1,144	997	28,934	28,316
Return on plan assets excluding amounts included in interest income	994	824	213	312	108	2	1,314	1,139
Interest income	128	258	86	118	44	44	257	420
Employer contributions	351	486	0	0	97	179	448	665
Plan participant contributions	155	210	0	0	0	0	155	210
Benefit payments	(767)	(1,074)	(251)	(135)	(107)	(98)	(1,126)	(1,307)
Administration expenses, taxes and premiums paid	(7)	(10)	0	0	(4)	(6)	(12)	(16)
Other movements[2]	(9,492)	0	0	0	0	0	(9,492)	0
Foreign currency translation	0	0	159	(520)	(48)	26	111	(494)
Fair value of plan assets at the end of the year	15,975	24,614	3,381	3,175	1,234	1,144	20,590	28,934
Asset ceiling effect at the beginning of the year	1,749	1,283	0	0	0	0	1,749	1,283
Interest expense on asset ceiling effect	9	14	0	0	0	0	9	14
Asset ceiling effect excluding interest expense on asset ceiling effect	999	452	0	0	0	0	999	452
Other movements[2]	(817)	0	0	0	0	0	(817)	0
Asset ceiling effect at the end of the year	1,940	1,749	0	0	0	0	1,940	1,749
Net defined benefit asset / (liability)	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(529)	50	(611)	(622)	(1,140)	(572)
Net periodic expenses recognized in net profit	(302)	(381)	(14)	2	(31)	(33)	(347)	(412)
Gains / (losses) recognized in other comprehensive income	(56)	(105)	295	(610)	28	(122)	266	(837)
Employer contributions	351	486	0	0	97	179	448	665
Other movements	8	0	0	0	0	(19)	8	(19)
Foreign currency translation	0	0	(20)	29	(20)	6	(39)	35
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)

Funded and unfunded plans
Defined benefit obligation from funded plans	14,035	22,865	3,650	3,704	1,291	1,316	18,975	27,885
Defined benefit obligation from unfunded plans	0	0	0	0	479	440	479	440
Plan assets	15,975	24,614	3,381	3,175	1,234	1,144	20,590	28,934
Surplus / (deficit)	1,940	1,749	(268)	(529)	(536)	(611)	1,135	609
Asset ceiling effect	1,940	1,749	0	0	0	0	1,940	1,749
Net defined benefit asset / (liability)	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Primarily reflects the transfer of employees from UBS AG to UBS Business Solutions AG.

Analysis of amounts recognized in net profit
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Current service cost	324	471	0	0	9	9	333	480
Interest expense related to defined benefit obligation	117	240	100	116	61	62	279	419
Interest income related to plan assets	(128)	(258)	(86)	(118)	(44)	(44)	(257)	(420)
Interest expense on asset ceiling effect	9	14	0	0	0	0	9	14
Administration expenses, taxes and premiums paid	7	10	0	0	4	6	12	16
Curtailments	(27)	(96)	0	0	0	0	(27)	(96)
Net periodic expenses recognized in net profit	302	381	14	(2)	31	33	347	412

Analysis of amounts recognized in other comprehensive income (OCI)
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Remeasurement of defined benefit obligation	(51)	(477)	82	(922)	(80)	(125)	(49)	(1,524)
Return on plan assets excluding amounts included in interest income	994	824	213	312	108	2	1,314	1,139
Asset ceiling effect excluding interest expense on asset ceiling effect	(999)	(452)	0	0	0	0	(999)	(452)
Total gains / (losses) recognized in other comprehensive income, before tax	(56)	(105)	295	(610)	28	(122)	266	(837)

Disclosure of maturity analysis of expected benefit payments [text block]
	Swiss plan[1]		UK plan		US and German plans[2]
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Duration of the defined benefit obligation (in years)	15.1	15.1	20.0	22.6	10.6	10.6
Maturity analysis of benefits expected to be paid
CHF million
Benefits expected to be paid within 12 months	689	1,140	81	72	105	103
Benefits expected to be paid between 1 and 3 years	1,389	2,204	177	164	212	213
Benefits expected to be paid between 3 and 6 years	2,085	3,394	328	315	321	328
Benefits expected to be paid between 6 and 11 years	3,326	5,439	699	710	558	562
Benefits expected to be paid between 11 and 16 years	3,090	5,041	786	856	501	514
Benefits expected to be paid in more than 16 years	10,453	17,162	4,216	6,064	865	958
1 The decrease in benefits expected to be paid in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. 2 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Disclosure of actuarial assumptions [text block]
Principal actuarial assumptions used
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate	0.67	0.73	2.55	2.69	3.14	3.58
Rate of salary increase	1.30	1.30	0.00	0.00	2.83	2.86
Rate of pension increase	0.00	0.00	3.11	3.18	1.50	1.50
Rate of interest credit on retirement savings	0.67	0.73	0.00	0.00	2.56	1.74
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan[2]		UK plan		US and German plans
CHF million	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate
Increase by 50 basis points	(875)	(1,435)	(341)	(388)	(88)	(86)
Decrease by 50 basis points	996	1,630	391	452	96	94
Rate of salary increase
Increase by 50 basis points	60	86	–[3]	–[3]	1	1
Decrease by 50 basis points	(57)	(79)	–[3]	–[3]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	708	1,178	370	435	7	6
Decrease by 50 basis points	–[4]	–[4]	(327)	(377)	(6)	(6)
Rate of interest credit on retirement savings
Increase by 50 basis points	164	264	–[5]	–[5]	9	9
Decrease by 50 basis points	(155)	(250)	–[5]	–[5]	(9)	(8)
Life expectancy
Increase in longevity by one additional year	485	796	139	136	47	44
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 The decrease in sensitivity in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. 3 As the plan is closed for future service, a change in assumption is not applicable. 4 As the assumed rate of pension increase was 0% as of 31 December 2017 and as of 31 December 2016, a downward change in assumption is not applicable. 5 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets

Swiss plan
	31.12.17				31.12.16
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	72	0	72	0	869	0	869	4
Real estate / property
Domestic	0	1,714	1,714	11	0	2,689	2,689	11
Investment funds
Equity
Domestic	400	0	400	3	938	0	938	4
Foreign	4,499	798	5,297	33	6,558	1,170	7,728	31
Bonds[1]
Domestic, AAA to BBB–	1,366	0	1,366	9	2,222	0	2,222	9
Foreign, AAA to BBB–	3,821	0	3,821	24	5,877	0	5,877	24
Foreign, below BBB–	346	0	346	2	1,176	0	1,176	5
Real estate
Foreign	0	14	14	0	0	42	42	0
Other	516	2,423	2,940	18	283	2,776	3,059	12
Other investments	0	7	7	0	0	15	15	0
Total fair value of plan assets	11,019	4,956	15,975	100	17,923	6,691	24,614	100

			31.12.17				31.12.16
Total fair value of plan assets			15,975				24,614
of which:[2]
Bank accounts at UBS AG			117				432
UBS AG debt instruments			3				5
UBS Group AG shares			33				47
Securities lent to UBS AG3			1,979				1,855
Property occupied by UBS AG			83				83
Derivative financial instruments, counterparty UBS AG3			23				(220)
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2017 and 31 December 2016. Net of collateral, derivative financial instruments amounted to CHF 11 million as of 31 December 2017 (31 December 2016: CHF 76 million).

Composition and fair value of plan assets (continued)

UK plan
	31.12.17				31.12.16
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	159	0	159	5	133	0	133	4
Bonds[1]
Domestic, AAA to BBB–	1,666	0	1,666	49	1,131	0	1,131	36
Domestic, below BBB–	1	0	1	0	1	0	1	0
Investment funds
Equity
Domestic	31	0	31	1	39	0	39	1
Foreign	1,020	0	1,020	30	984	0	984	31
Bonds[1]
Domestic, AAA to BBB–	625	81	706	21	500	28	528	17
Domestic, below BBB–	21	0	21	1	23	0	23	1
Foreign, AAA to BBB–	143	0	143	4	245	0	245	8
Foreign, below BBB–	56	0	56	2	39	0	39	1
Real estate
Domestic	100	27	128	4	39	72	111	4
Other	(4)	5	1	0	(35)	111	76	2
Other investments[2]	(560)	11	(549)	(16)	(144)	10	(134)	(4)
Total fair value of plan assets	3,257	124	3,381	100	2,955	221	3,175	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

Composition and fair value of plan assets (continued)

US plans
	31.12.17				31.12.16
	Fair value			Weightedaverageplan assetallocation %	Fair value			Weightedaverageplan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	74	0	74	6	75	0	75	7
Bonds[1]
Domestic, AAA to BBB–	195	0	195	16	158	0	158	14
Domestic, below BBB–	10	0	10	1	13	0	13	1
Foreign, AAA to BBB–	44	0	44	4	42	0	42	4
Foreign, below BBB–	1	0	1	0	1	0	1	0
Investment funds
Equity
Domestic	291	0	291	24	264	0	264	23
Foreign	270	0	270	22	248	0	248	22
Bonds[1]
Domestic, AAA to BBB–	210	0	210	17	218	0	218	19
Domestic, below BBB–	19	0	19	2	18	0	18	2
Foreign, AAA to BBB–	46	0	46	4	42	0	42	4
Foreign, below BBB–	5	0	5	0	5	0	5	0
Real estate
Domestic	0	12	12	1	0	11	11	1
Other	21	0	21	2	19	0	19	2
Insurance contracts	0	17	17	1	0	18	18	2
Asset-backed securities	15	0	15	1	8	0	8	1
Other investments	4	0	4	0	3	0	3	0
Total fair value of plan assets	1,204	30	1,234	100	1,115	29	1,144	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification.

UBS AG | Major pension plans | Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.17	31.12.16	31.12.17	31.12.16
Switzerland	BVG 2015 G with CMI 2016 projections[1]	21.6	21.5	23.0	22.9
UK	S2PA with CMI 2016 projections[2]	23.4	23.7	24.6	25.0
USA	RP2014 WCHA with MP2017 projection scale[3]	22.8	22.9	24.4	24.4
Germany	Dr. K. Heubeck 2005 G	20.3	20.1	22.9	22.8

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.17	31.12.16	31.12.17	31.12.16
Switzerland	BVG 2015 G with CMI 2016 projections[1]	23.4	23.4	24.9	24.9
UK	S2PA with CMI 2016 projections[2]	25.2	25.6	26.5	27.4
USA	RP2014 WCHA with MP2017 projection scale[3]	24.4	24.5	26.0	26.1
Germany	Dr. K. Heubeck 2005 G	24.3	24.2	26.8	26.7
1 In 2016, the mortality table BVG 2015 G with proposed CMI 2016 was used. 2 In 2016, the mortality table S2PA with CMI 2015 projections was used. 3 In 2016, the mortality table RP2014 WCHA with MP2016 projection scale was used.

UBS AG | Post-employment medical insurance plan | Actuarial Assumptions [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Post-employment medical insurance plans
CHF million	UK plan		US plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Post-employment benefit obligation at the beginning of the year	26	25	65	59	91	84
Current service cost	0	0	0	0	0	0
Interest expense	1	1	2	3	3	3
Plan participant contributions	0	0	3	2	3	2
Remeasurements	(1)	6	0	7	(1)	13
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	1	0	(1)	(1)	0
of which: actuarial (gains) / losses due to changes in financial assumptions	(1)	5	2	1	2	6
of which: experience (gains) / losses[1]	0	0	(2)	6	(2)	6
Benefit payments[2]	(1)	(1)	(7)	(7)	(9)	(8)
Foreign currency translation	1	(4)	(3)	1	(1)	(3)
Post-employment benefit obligation at the end of the year	26	26	59	65	86	91
of which: amounts owed to active members	6	6	0	0	6	6
of which: amounts owed to deferred members	0	0	0	0	0	0
of which: amounts owed to retirees	20	21	59	65	79	86
Fair value of plan assets at the end of the year	0	0	0	0	0	0
Net post-employment benefit asset / (liability)	(26)	(26)	(59)	(65)	(86)	(91)

Analysis of amounts recognized in net profit
Current service cost	0	0	0	0	0	0
Interest expense related to post-employment benefit obligation	1	1	2	3	3	3
Net periodic expenses	1	1	2	3	3	4

Analysis of amounts recognized in other comprehensive income (OCI)
Remeasurement of post-employment benefit obligation	1	(6)	0	(7)	1	(13)
Total gains / (losses) recognized in other comprehensive income, before tax	1	(6)	0	(7)	1	(13)
1 Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Benefit payments are funded by employer contributions and plan participant contributions.

Disclosure of actuarial assumptions [text block]
Principal actuarial assumptions used[1]
	UK plan		US plans[2]
In %	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate	2.55	2.69	3.54	3.97
Average health care cost trend rate – initial	5.10	5.10	7.99	7.03
Average health care cost trend rate – ultimate	5.10	5.10	4.50	4.50
1 The assumptions for life expectancies are provided within Note 26a. 2 Represents weighted average assumptions across US plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in post-employment benefit obligation	UK plan		US plans
CHF million	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate
Increase by 50 basis points	(2)	(2)	(3)	(3)
Decrease by 50 basis points	2	2	3	3
Average health care cost trend rate
Increase by 100 basis points	4	4	1	2
Decrease by 100 basis points	(3)	(3)	(1)	(1)
Life expectancy
Increase in longevity by one additional year	2	2	4	5
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in post-employment benefit obligation	UK plan		US plans
CHF million	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate
Increase by 50 basis points	(2)	(2)	(3)	(3)
Decrease by 50 basis points	2	2	3	3
Average health care cost trend rate
Increase by 100 basis points	4	4	1	2
Decrease by 100 basis points	(3)	(3)	(1)	(1)
Life expectancy
Increase in longevity by one additional year	2	2	4	5
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.